Inventories (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Crude oil and feedstocks	$ 62,594,000	$ 137,706,000
Refined products and blend stock	166,297,000	229,086,000
Warehouse stock and other	14,962,000	13,831,000
Total	243,853,000	380,623,000
Reserves for the lower of cost or market value of inventory	2,400,000	0
Titled Inventory [Member]
Crude oil and feedstocks	0	0
Refined products and blend stock	47,922,000	67,532,000
Warehouse stock and other	14,962,000	13,831,000
Total	62,884,000	81,363,000
Supply and Exchange Agreements [Member]
Crude oil and feedstocks	62,594,000	137,706,000
Refined products and blend stock	118,375,000	161,554,000
Warehouse stock and other	0	0
Total	$ 180,969,000	$ 299,260,000